Cover	Apr. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2022
Entity File Number	000-56234
Entity Registrant Name	CENTENNIAL GROWTH EQUITIES, INC.
Entity Central Index Key	0001145604
Entity Tax Identification Number	90-0292940
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	2269 Merrimack Valley Avenue
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89044
City Area Code	702
Local Phone Number	326-3615
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false